UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Advice Select International Growth Fund Admiral™ Shares - VAIGX

Vanguard Advice Select Dividend Growth Fund Admiral™ Shares - VADGX

Vanguard Advice Select Global Value Fund Admiral™ Shares - VAGVX

Vanguard International Explorer Fund Investor Shares - VINEX

Vanguard High Dividend Yield Index Fund ETF Shares - VYM

Vanguard High Dividend Yield Index Fund Admiral™ Shares - VHYAX

Vanguard Advice Select International Growth Fund
Admiral™ Shares (VAIGX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Advice Select International Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$50	0.40%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the MSCI ACWI ex USA Growth Index.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s solid outperformance was concentrated among three industry sectors. Strong selection in consumer discretionary led the way, with overweight allocations to information technology and communication services also boosting results. Health care and industrials performed poorly.
  By region, favorable stock selection in the U.S., notably NVIDIA (+225%) and Spotify (+133%), drove most of the Fund’s performance. Europe and emerging markets also contributed, led by the Netherlands and China, respectively.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 9, 2021, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	Since Inception (11/9/2021)
Admiral Shares	48.33%	-7.37%
MSCI ACWI ex USA Growth Index	25.18%	-2.55%
MSCI All Country World Index ex USA	24.33%	1.18%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$987
Number of Portfolio Holdings	31
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$1,582
Portfolio Composition % of Net Assets (as of October 31, 2024)
Asia	24.1%
Europe	45.9%
North America	26.3%
South America	1.9%
Other Assets and Liabilities—Net	1.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4437

Vanguard Advice Select Dividend Growth Fund
Admiral™ Shares (VADGX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Advice Select Dividend Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$45	0.41%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P U.S. Dividend Growers Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.
  Seven of the Fund’s 11 industry sectors detracted from its performance, particularly industrials and consumer discretionary. Detracting sectors lagged mainly due to negative security selection; an underweight allocation to information technology also hurt.
  On the other side of the ledger, positive selection in health care boosted results, as did a lack of exposure to energy, communication services, and utilities.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 9, 2021, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	Since Inception (11/9/2021)
Admiral Shares	20.91%	6.95%
S&P U.S. Dividend Growers Index	29.55%	7.36%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	6.81%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$822
Number of Portfolio Holdings	28
Portfolio Turnover Rate	32%
Total Investment Advisory Fees (in thousands)	$1,517
Portfolio Composition % of Net Assets (as of October 31, 2024)
Consumer Discretionary	13.9%
Consumer Staples	10.9%
Financials	21.3%
Health Care	12.8%
Industrials	13.0%
Information Technology	20.3%
Materials	4.5%
Real Estate	1.9%
Other Assets and Liabilities—Net	1.4%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4435

Vanguard Advice Select Global Value Fund
Admiral™ Shares (VAGVX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Advice Select Global Value Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$45	0.40%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the MSCI ACWI Value Index.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  Five of the Fund’s 11 industry sectors detracted from relative performance, with financials having by far the biggest impact due to poor security selection and the Fund being underweight in the sector. Materials and health care boosted relative returns.
  By region, only emerging markets contributed positively to performance. North America, markedly the largest region by weight, was also the biggest detractor.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 9, 2021, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	Since Inception (11/9/2021)
Admiral Shares	23.36%	5.31%
MSCI ACWI Value Index	28.19%	5.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$1,280
Number of Portfolio Holdings	109
Portfolio Turnover Rate	59%
Total Investment Advisory Fees (in thousands)	$2,217
Portfolio Composition % of Net Assets (as of October 31, 2024)
Asia	17.8%
Europe	21.7%
North America	59.5%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4436

Vanguard International Explorer Fund
Investor Shares (VINEX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard International Explorer Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$49	0.44%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund outperformed its expense-free benchmark, the MSCI EAFE Small Cap Index.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  On a regional basis, stock selection in Europe, an overweight to North America, and an underweight to the Pacific region contributed the most to relative performance. Selection in and an underweight to the Middle East detracted the most.
  Eight of the Fund’s 11 sectors contributed positively to performance. Information technology, health care, and real estate added the most due to strong stock selection. Industrials detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	23.22%	3.02%	4.00%
Spliced International Explorer Index	22.96%	3.40%	5.05%
MSCI All Country World Index ex USA	24.33%	5.78%	4.79%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$1,356
Number of Portfolio Holdings	422
Portfolio Turnover Rate	48%
Total Investment Advisory Fees (in thousands)	$3,881
Portfolio Composition % of Net Assets (as of October 31, 2024)
Asia	43.0%
Europe	45.3%
North America	2.1%
Oceania	4.5%
Other	1.0%
South America	0.4%
Other Assets and Liabilities—Net	3.7%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR126

Vanguard High Dividend Yield Index Fund
ETF Shares (VYM) NYSE Arca
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE High Dividend Yield Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.
  Financials, the Fund's largest sector by weight, was by far the biggest contributor to performance. Technology and industrial stocks also made strong contributions. All industry sectors reported positive returns except for real estate, which represented an insignificant portion of the portfolio.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	31.15%	10.79%	9.90%
ETF Shares Market Price	31.15%	10.78%	9.89%
FTSE High Dividend Yield Index	31.23%	10.84%	9.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$72,659
Number of Portfolio Holdings	544
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$1,280
Portfolio Composition % of Net Assets (as of October 31, 2024)
Basic Materials	2.0%
Consumer Discretionary	10.1%
Consumer Staples	10.7%
Energy	9.6%
Financials	21.7%
Health Care	11.7%
Industrials	12.6%
Real Estate	0.0%
Technology	9.8%
Telecommunications	4.3%
Utilities	7.2%
Other Assets and Liabilities—Net	0.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR923

Vanguard High Dividend Yield Index Fund
Admiral™ Shares (VHYAX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE High Dividend Yield Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.
  Financials, the Fund's largest sector by weight, was by far the biggest contributor to performance. Technology and industrial stocks also made strong contributions. All industry sectors reported positive returns except for real estate, which represented an insignificant portion of the portfolio.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: February 7, 2019, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (2/7/2019)
Admiral Shares	31.11%	10.77%	11.28%
FTSE High Dividend Yield Index	31.23%	10.84%	11.36%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	14.91%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$72,659
Number of Portfolio Holdings	544
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$1,280
Portfolio Composition % of Net Assets (as of October 31, 2024)
Basic Materials	2.0%
Consumer Discretionary	10.1%
Consumer Staples	10.7%
Energy	9.6%
Financials	21.7%
Health Care	11.7%
Industrials	12.6%
Real Estate	0.0%
Technology	9.8%
Telecommunications	4.3%
Utilities	7.2%
Other Assets and Liabilities—Net	0.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a) Audit Fees.	$484,000	$433,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$484,000	$433,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.
(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.
(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard Advice Select International Growth Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	10
Tax information	11

Advice Select International Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.2%)
Brazil (1.9%)
*	NU Holdings Ltd. Class A	1,257,319	18,973
Canada (3.0%)
*	Shopify Inc. Class A	386,165	30,202
China (13.0%)
*,1	Meituan Class B	2,316,750	54,746
	Tencent Holdings Ltd.	612,800	31,953
*	PDD Holdings Inc. ADR	232,610	28,050
	BYD Co. Ltd. Class H	384,500	13,887
			128,636
Denmark (1.2%)
	Novo Nordisk A/S Class B	103,098	11,564
France (7.6%)
	Hermes International SCA	17,469	39,703
	Kering SA	70,639	17,644
	L'Oreal SA	46,724	17,529
			74,876
Germany (5.1%)
*,1	Delivery Hero SE Class A	851,193	36,135
*	BioNTech SE ADR	128,323	14,513
			50,648
Italy (4.7%)
	Ferrari NV	97,297	46,447
Japan (0.7%)
	M3 Inc.	652,100	6,702
Netherlands (11.7%)
*,1	Adyen NV	39,911	60,971
	ASML Holding NV	80,487	54,178
			115,149
Singapore (2.1%)
*	Sea Ltd. ADR	221,022	20,787
South Korea (3.8%)
*	Coupang Inc.	1,446,580	37,307
Sweden (12.1%)
*	Spotify Technology SA	241,488	92,997
	Atlas Copco AB Class B	1,260,753	18,331
*	Kinnevik AB Class B	1,116,359	7,945
			119,273
Taiwan (4.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,405,000	44,060
United Kingdom (3.5%)
*	Wise plc Class A	2,036,184	18,572
*	Ocado Group plc	3,484,542	15,695
			34,267
United States (23.3%)
*	MercadoLibre Inc.	64,440	131,276
	NVIDIA Corp.	499,766	66,349
*	Moderna Inc.	303,278	16,486
*	Tesla Inc.	59,244	14,802
*	SolarEdge Technologies Inc.	73,554	1,255
1

Advice Select International Growth Fund
	Shares	Market Value• ($000)
* Ginkgo Bioworks Holdings Inc. Class A	41,402	316
		230,484
Total Common Stocks (Cost $767,001)		969,375
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[2] Vanguard Market Liquidity Fund, 4.834% (Cost $16,558)	165,605	16,559
Total Investments (99.9%) (Cost $783,559)		985,934
Other Assets and Liabilities—Net (0.1%)		604
Net Assets (100%)		986,538
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $151,852,000, representing 15.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Advice Select International Growth Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $767,001)	969,375
Affiliated Issuers (Cost $16,558)	16,559
Total Investments in Securities	985,934
Investment in Vanguard	27
Receivables for Accrued Income	397
Receivables for Capital Shares Issued	1,234
Total Assets	987,592
Liabilities
Payables for Investment Securities Purchased	63
Payables for Capital Shares Redeemed	400
Payables to Investment Advisor	492
Payables to Vanguard	99
Total Liabilities	1,054
Net Assets	986,538
At October 31, 2024, net assets consisted of:

Paid-in Capital	781,899
Total Distributable Earnings (Loss)	204,639
Net Assets	986,538

Net Assets
Applicable to 49,618,529 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	986,538
Net Asset Value Per Share	$19.88
See accompanying Notes, which are an integral part of the Financial Statements.
3

Advice Select International Growth Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	3,204
Non-Cash Dividends	2,252
Interest[2]	759
Total Income	6,215
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,748
Performance Adjustment	(166)
The Vanguard Group—Note C
Management and Administrative	1,373
Marketing and Distribution	42
Custodian Fees	53
Auditing Fees	47
Shareholders' Reports and Proxy Fees	55
Trustees’ Fees and Expenses	1
Other Expenses	31
Total Expenses	3,184
Net Investment Income	3,031
Realized Net Gain (Loss)
Investment Securities Sold[2]	9,347
Foreign Currencies	(72)
Realized Net Gain (Loss)	9,275
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	259,899
Foreign Currencies	3
Change in Unrealized Appreciation (Depreciation)	259,902
Net Increase (Decrease) in Net Assets Resulting from Operations	272,208
1	Dividends are net of foreign withholding taxes of $404,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $759,000, $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select International Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,031	841
Realized Net Gain (Loss)	9,275	(7,342)
Change in Unrealized Appreciation (Depreciation)	259,902	(26,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	272,208	(32,501)
Distributions
Total Distributions	(837)	—
Capital Share Transactions
Issued	346,672	379,426
Issued in Lieu of Cash Distributions	562	—
Redeemed	(125,600)	(49,103)
Net Increase (Decrease) from Capital Share Transactions	221,634	330,323
Total Increase (Decrease)	493,005	297,822
Net Assets
Beginning of Period	493,533	195,711
End of Period	986,538	493,533
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select International Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,		November 9, 2021[1] to October 31,
	2024	2023	2022
Net Asset Value, Beginning of Period	$13.42	$12.65	$25.00
Investment Operations
Net Investment Income (Loss)[2]	.068	.032	(.009)
Net Realized and Unrealized Gain (Loss) on Investments	6.413	.738	(12.341)
Total from Investment Operations	6.481	.770	(12.350)
Distributions
Dividends from Net Investment Income	(.021)	—	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.021)	—	—
Net Asset Value, End of Period	$19.88	$13.42	$12.65
Total Return[3]	48.33%	6.09%	-49.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$987	$494	$196
Ratio of Total Expenses to Average Net Assets	0.40%[4]	0.41%[4]	0.42%[5]
Ratio of Net Investment Income to Average Net Assets	0.38%	0.20%	(0.06%)[5]
Portfolio Turnover Rate	25%	8%	11%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.02%) and (0.02%).
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select International Growth Fund
Notes to Financial Statements
Vanguard Advice Select International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Baillie Gifford Overseas Ltd. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI ACWI ex-USA Growth Index since January 31, 2022. For the year ended October 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net decrease of $166,000 (0.02%) based on performance.
7

Advice Select International Growth Fund
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $27,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	279,659	—	—	279,659
Common Stocks—Other	193,654	496,062	—	689,716
Temporary Cash Investments	16,559	—	—	16,559
Total	489,872	496,062	—	985,934
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	142
Total Distributable Earnings (Loss)	(142)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,606
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	200,929
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	104
Total	204,639
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	837	—
Long-Term Capital Gains	—	—
Total	837	—
*	Includes short-term capital gains, if any.
8

Advice Select International Growth Fund
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	785,005
Gross Unrealized Appreciation	292,187
Gross Unrealized Depreciation	(91,258)
Net Unrealized Appreciation (Depreciation)	200,929
F.  During the year ended October 31, 2024, the fund purchased $408,518,000 of investment securities and sold $194,870,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	19,816	24,448
Issued in Lieu of Cash Distributions	34	—
Redeemed	(7,004)	(3,146)
Net Increase (Decrease) in Shares Outstanding	12,846	21,302
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
9

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Advice Select International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Advice Select International Growth Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period November 9, 2021 (inception) through October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period November 9, 2021 (inception) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
10

Tax information (unaudited)
The fund hereby designates $1,649,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $145,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund designates to shareholders foreign source income of $5,841,000 and foreign taxes paid of $214,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q44370 122024
11

Financial Statements
For the year ended October 31, 2024
Vanguard Advice Select Dividend Growth Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Advice Select Dividend Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.6%)
Consumer Discretionary (13.9%)
McDonald's Corp.	147,052	42,955
TJX Cos. Inc.	326,857	36,945
NIKE Inc. Class B	446,793	34,461
		114,361
Consumer Staples (10.9%)
PepsiCo Inc.	200,623	33,319
Procter & Gamble Co.	197,093	32,556
Coca-Cola Co.	366,629	23,945
		89,820
Financials (21.3%)
Marsh & McLennan Cos. Inc.	160,080	34,936
Visa Inc. Class A	117,473	34,049
S&P Global Inc.	66,457	31,923
Chubb Ltd.	103,921	29,351
American Express Co.	91,634	24,748
Mastercard Inc. Class A	41,057	20,512
		175,519
Health Care (12.8%)
UnitedHealth Group Inc.	73,564	41,527
Danaher Corp.	129,836	31,896
Stryker Corp.	89,243	31,795
		105,218
Industrials (13.0%)
Honeywell International Inc.	150,208	30,895
Northrop Grumman Corp.	40,533	20,632
General Dynamics Corp.	69,600	20,296
Lockheed Martin Corp.	36,919	20,160
Union Pacific Corp.	62,676	14,545
		106,528
Information Technology (20.3%)
Accenture plc Class A	115,369	39,782
Apple Inc.	160,707	36,305
Texas Instruments Inc.	176,723	35,903
Microsoft Corp.	83,062	33,752
Intuit Inc.	34,191	20,867
		166,609
Materials (4.5%)
Linde plc	80,609	36,770
Real Estate (1.9%)
American Tower Corp.	74,015	15,805
Total Common Stocks (Cost $696,201)		810,630
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[1] Vanguard Market Liquidity Fund, 4.834% (Cost $14,053)	140,557	14,054
Total Investments (100.3%) (Cost $710,254)		824,684
Other Assets and Liabilities—Net (-0.3%)		(2,456)
Net Assets (100%)		822,228
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Advice Select Dividend Growth Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $696,201)	810,630
Affiliated Issuers (Cost $14,053)	14,054
Total Investments in Securities	824,684
Investment in Vanguard	23
Receivables for Accrued Income	979
Receivables for Capital Shares Issued	834
Total Assets	826,520
Liabilities
Payables for Investment Securities Purchased	3,275
Payables for Capital Shares Redeemed	556
Payables to Investment Advisor	387
Payables to Vanguard	74
Total Liabilities	4,292
Net Assets	822,228
At October 31, 2024, net assets consisted of:

Paid-in Capital	701,149
Total Distributable Earnings (Loss)	121,079
Net Assets	822,228

Net Assets
Applicable to 27,751,981 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	822,228
Net Asset Value Per Share	$29.63
See accompanying Notes, which are an integral part of the Financial Statements.
2

Advice Select Dividend Growth Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends	11,655
Interest[1]	1,049
Total Income	12,704
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,656
Performance Adjustment	(139)
The Vanguard Group—Note C
Management and Administrative	1,268
Marketing and Distribution	37
Custodian Fees	8
Auditing Fees	33
Shareholders' Reports and Proxy Fees	51
Trustees’ Fees and Expenses	—
Other Expenses	20
Total Expenses	2,934
Net Investment Income	9,770
Realized Net Gain (Loss) on Investment Securities Sold[1]	5,399
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	107,974
Net Increase (Decrease) in Net Assets Resulting from Operations	123,143
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,049,000, $3,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Advice Select Dividend Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,770	5,665
Realized Net Gain (Loss)	5,399	(533)
Change in Unrealized Appreciation (Depreciation)	107,974	6,343
Net Increase (Decrease) in Net Assets Resulting from Operations	123,143	11,475
Distributions
Total Distributions	(9,329)	(3,953)
Capital Share Transactions
Issued	318,221	354,287
Issued in Lieu of Cash Distributions	6,194	3,139
Redeemed	(140,572)	(50,397)
Net Increase (Decrease) from Capital Share Transactions	183,843	307,029
Total Increase (Decrease)	297,657	314,551
Net Assets
Beginning of Period	524,571	210,020
End of Period	822,228	524,571
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,		November 9, 2021[1] to October 31,
	2024	2023	2022
Net Asset Value, Beginning of Period	$24.85	$24.00	$25.00
Investment Operations
Net Investment Income[2]	.390	.369	.295
Net Realized and Unrealized Gain (Loss) on Investments	4.772	.763	(1.187)
Total from Investment Operations	5.162	1.132	(.892)
Distributions
Dividends from Net Investment Income	(.371)	(.273)	(.108)
Distributions from Realized Capital Gains	(.011)	(.009)	—
Total Distributions	(.382)	(.282)	(.108)
Net Asset Value, End of Period	$29.63	$24.85	$24.00
Total Return[3]	20.91%	4.73%	-3.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$822	$525	$210
Ratio of Total Expenses to Average Net Assets	0.41%[4]	0.46%[4]	0.45%[5]
Ratio of Net Investment Income to Average Net Assets	1.38%	1.47%	1.28%[5]
Portfolio Turnover Rate	32%	15%	20%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.02%) and 0.02%.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Dividend Growth Fund
Notes to Financial Statements
Vanguard Advice Select Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P U.S. Dividend Growers Index since January 31, 2022. For the year ended October 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net decrease of $139,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $23,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
6

Advice Select Dividend Growth Fund
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	154
Total Distributable Earnings (Loss)	(154)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,193
Undistributed Long-Term Gains	2,965
Net Unrealized Gains (Losses)	111,921
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	121,079
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	9,181	3,953
Long-Term Capital Gains	148	—
Total	9,329	3,953
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	712,763
Gross Unrealized Appreciation	123,571
Gross Unrealized Depreciation	(11,650)
Net Unrealized Appreciation (Depreciation)	111,921
F.  During the year ended October 31, 2024, the fund purchased $417,306,000 of investment securities and sold $220,571,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $2,211,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
7

Advice Select Dividend Growth Fund
G.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	11,394	14,241
Issued in Lieu of Cash Distributions	227	126
Redeemed	(4,976)	(2,011)
Net Increase (Decrease) in Shares Outstanding	6,645	12,356
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Advice Select Dividend Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Advice Select Dividend Growth Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period November 9, 2021 (inception) through October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period November 9, 2021 (inception) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
For corporate shareholders, 72.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $7,337,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $328,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $225,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q44350 122024
10

Financial Statements
For the year ended October 31, 2024
Vanguard Advice Select Global Value Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	11
Tax information	12

Advice Select Global Value Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Canada (0.9%)
	Canadian Natural Resources Ltd.	325,134	11,061
China (3.5%)
	Tencent Holdings Ltd.	448,346	23,378
	ANTA Sports Products Ltd.	1,034,400	11,040
	Yum China Holdings Inc.	237,570	10,479
			44,897
France (5.4%)
	Sanofi SA	181,625	19,194
	Societe Generale SA	527,994	15,165
	Capgemini SE	84,340	14,631
	Engie SA	649,765	10,891
	Thales SA	37,444	6,036
	Airbus SE	25,414	3,877
			69,794
Germany (0.5%)
	Merck KGaA	35,594	5,885
Hong Kong (4.0%)
	Techtronic Industries Co. Ltd.	1,173,939	16,982
	AIA Group Ltd.	1,855,000	14,640
*	Sands China Ltd.	3,283,562	8,354
[1]	WH Group Ltd.	8,140,037	6,336
	CK Asset Holdings Ltd.	1,171,119	4,787
			51,099
Ireland (1.7%)
	CRH plc	117,719	11,222
	Bank of Ireland Group plc	1,091,011	9,996
			21,218
Italy (1.0%)
	FinecoBank Banca Fineco SpA	786,493	12,556
Japan (7.4%)
	Sony Group Corp.	937,200	16,492
	Mitsubishi UFJ Financial Group Inc.	1,271,600	13,403
	MISUMI Group Inc.	797,700	12,983
	Daiichi Sankyo Co. Ltd.	296,669	9,656
	MatsukiyoCocokara & Co.	629,800	8,575
	Daikin Industries Ltd.	71,166	8,544
	Tokyo Electron Ltd.	52,500	7,726
	THK Co. Ltd.	312,820	5,164
	Persol Holdings Co. Ltd.	2,950,700	4,956
	SUMCO Corp.	471,200	4,505
	T&D Holdings Inc.	158,786	2,535
			94,539
Mexico (0.6%)
	Wal-Mart de Mexico SAB de CV	2,722,800	7,487
Netherlands (1.9%)
	ASML Holding NV (Registered) ADR	18,192	12,235
	Aegon Ltd.	1,862,414	11,755
			23,990
Norway (0.6%)
	Equinor ASA ADR	319,544	7,503
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
1

Advice Select Global Value Fund
		Shares	Market Value• ($000)
Singapore (1.1%)
	United Overseas Bank Ltd.	596,700	14,505
South Korea (0.7%)
	Hyundai Motor Co.	60,309	9,289
Spain (1.9%)
	Iberdrola SA	1,681,773	24,982
Sweden (1.1%)
	Sandvik AB	749,834	14,759
Switzerland (1.1%)
	Novartis AG ADR	129,857	14,077
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	74,397	14,176
United Kingdom (6.5%)
	Unilever plc	353,186	21,545
	Rio Tinto plc	245,844	15,888
	AstraZeneca plc	102,031	14,518
	Lloyds Banking Group plc	19,891,858	13,654
	Haleon plc	1,878,727	9,029
	Rentokil Initial plc	1,645,714	8,255
			82,889
United States (58.0%)
	Raymond James Financial Inc.	150,670	22,332
	Morgan Stanley	179,742	20,895
	Wells Fargo & Co.	313,572	20,357
	NXP Semiconductors NV	84,611	19,841
	Equinix Inc.	21,761	19,761
*	Adobe Inc.	37,303	17,834
	Keurig Dr Pepper Inc.	536,330	17,672
	Schlumberger NV	425,816	17,062
	EQT Corp.	465,884	17,023
	Delta Air Lines Inc.	294,412	16,846
	American Tower Corp.	77,288	16,504
*	Airbnb Inc. Class A	117,683	15,862
*	Live Nation Entertainment Inc.	133,734	15,666
	Valero Energy Corp.	118,349	15,357
	Tyson Foods Inc. Class A	260,233	15,247
	Agilent Technologies Inc.	115,057	14,993
	QUALCOMM Inc.	92,053	14,983
	Everest Group Ltd.	41,460	14,744
	Reliance Inc.	51,025	14,611
*	Edwards Lifesciences Corp.	214,894	14,400
	Pfizer Inc.	507,026	14,349
	Salesforce Inc.	46,154	13,448
	Emerson Electric Co.	124,000	13,425
	T-Mobile US Inc.	59,333	13,241
	Wyndham Hotels & Resorts Inc.	146,919	12,976
	Knight-Swift Transportation Holdings Inc. Class A	248,218	12,927
	TPG Inc. Class A	186,444	12,619
	Walt Disney Co.	129,838	12,490
	Constellation Brands Inc. Class A	53,102	12,338
*	Charles River Laboratories International Inc.	67,545	12,062
	NIKE Inc. Class B	152,567	11,768
	Exelon Corp.	297,269	11,683
	Quest Diagnostics Inc.	75,225	11,647
	Accenture plc Class A	33,445	11,533
	Kenvue Inc.	494,167	11,331
	Gentex Corp.	369,572	11,202
	UDR Inc.	264,950	11,178
	M&T Bank Corp.	54,818	10,672
	Voya Financial Inc.	131,648	10,571
*	Centene Corp.	169,024	10,523
	Williams Cos. Inc.	199,299	10,437
	PPG Industries Inc.	83,181	10,357
2

Advice Select Global Value Fund
		Shares	Market Value• ($000)
*	United Therapeutics Corp.	26,819	10,030
*	First Solar Inc.	49,850	9,695
	FMC Corp.	146,721	9,535
	Micron Technology Inc.	93,213	9,289
*	Enphase Energy Inc.	111,187	9,233
	Skyworks Solutions Inc.	99,027	8,673
	Alphabet Inc. Class A	48,507	8,300
	Eversource Energy	125,476	8,263
*	Boeing Co.	54,450	8,130
	Dover Corp.	42,343	8,017
*	Jones Lang LaSalle Inc.	28,310	7,671
*	Corpay Inc.	19,830	6,538
	Broadcom Inc.	37,743	6,408
*	Builders FirstSource Inc.	37,076	6,355
	MetLife Inc.	80,587	6,320
	Electronic Arts Inc.	36,967	5,576
	Halliburton Co.	152,821	4,239
	Humana Inc.	12,401	3,197
*	Uber Technologies Inc.	24,800	1,787
			742,023
Total Common Stocks (Cost $1,172,648)			1,266,729
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[3]	Vanguard Market Liquidity Fund, 4.834% (Cost $14,044)	140,470	14,045
Total Investments (100.1%) (Cost $1,186,692)			1,280,774
Other Assets and Liabilities—Net (-0.1%)			(993)
Net Assets (100%)			1,279,781
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $6,336,000, representing 0.5% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Advice Select Global Value Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,172,648)	1,266,729
Affiliated Issuers (Cost $14,044)	14,045
Total Investments in Securities	1,280,774
Investment in Vanguard	35
Foreign Currency, at Value (Cost $1,011)	1,004
Receivables for Investment Securities Sold	1,836
Receivables for Accrued Income	2,005
Receivables for Capital Shares Issued	1,224
Total Assets	1,286,878
Liabilities
Payables for Investment Securities Purchased	5,689
Payables for Capital Shares Redeemed	666
Payables to Investment Advisor	616
Payables to Vanguard	126
Total Liabilities	7,097
Net Assets	1,279,781
At October 31, 2024, net assets consisted of:

Paid-in Capital	1,101,076
Total Distributable Earnings (Loss)	178,705
Net Assets	1,279,781

Net Assets
Applicable to 45,371,324 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,279,781
Net Asset Value Per Share	$28.21
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select Global Value Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	27,268
Interest[2]	814
Securities Lending—Net	16
Total Income	28,098
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,155
Performance Adjustment	62
The Vanguard Group—Note C
Management and Administrative	1,940
Marketing and Distribution	57
Custodian Fees	63
Auditing Fees	46
Shareholders' Reports and Proxy Fees	52
Trustees’ Fees and Expenses	1
Other Expenses	31
Total Expenses	4,407
Expenses Paid Indirectly	(2)
Net Expenses	4,405
Net Investment Income	23,693
Realized Net Gain (Loss)
Investment Securities Sold[2]	70,598
Foreign Currencies	(119)
Realized Net Gain (Loss)	70,479
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	114,184
Foreign Currencies	(40)
Change in Unrealized Appreciation (Depreciation)	114,144
Net Increase (Decrease) in Net Assets Resulting from Operations	208,316
1	Dividends are net of foreign withholding taxes of $1,328,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $814,000, ($2,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Global Value Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,693	11,142
Realized Net Gain (Loss)	70,479	10,779
Change in Unrealized Appreciation (Depreciation)	114,144	(3,770)
Net Increase (Decrease) in Net Assets Resulting from Operations	208,316	18,151
Distributions
Total Distributions	(23,339)	(2,521)
Capital Share Transactions
Issued	502,961	548,945
Issued in Lieu of Cash Distributions	16,205	2,112
Redeemed	(219,997)	(82,096)
Net Increase (Decrease) from Capital Share Transactions	299,169	468,961
Total Increase (Decrease)	484,146	484,591
Net Assets
Beginning of Period	795,635	311,044
End of Period	1,279,781	795,635
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select Global Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,		November 9, 2021[1] to October 31,
	2024	2023	2022
Net Asset Value, Beginning of Period	$23.45	$21.47	$25.00
Investment Operations
Net Investment Income[2]	.580	.446	.313
Net Realized and Unrealized Gain (Loss) on Investments	4.828	1.684	(3.812)
Total from Investment Operations	5.408	2.130	(3.499)
Distributions
Dividends from Net Investment Income	(.362)	(.138)	(.031)
Distributions from Realized Capital Gains	(.286)	(.012)	—
Total Distributions	(.648)	(.150)	(.031)
Net Asset Value, End of Period	$28.21	$23.45	$21.47
Total Return[3]	23.36%	9.94%	-14.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,280	$796	$311
Ratio of Total Expenses to Average Net Assets	0.40%[4,5]	0.42%[5]	0.40%[6]
Ratio of Net Investment Income to Average Net Assets	2.18%	1.84%	1.45%[6]
Portfolio Turnover Rate	59%	50%	56%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.40%.
5	Includes performance-based investment advisory fee increases (decreases) of 0.01% and 0.02%.
6	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select Global Value Fund
Notes to Financial Statements
Vanguard Advice Select Global Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the
8

Advice Select Global Value Fund
securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI ACWI Value Index since January 31, 2022. For the year ended October 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.20% of the fund’s average net assets, before a net increase of $62,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $35,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2024, these arrangements reduced the fund’s expenses by $2,000  (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	760,571	—	—	760,571
Common Stocks—Other	58,470	447,688	—	506,158
Temporary Cash Investments	14,045	—	—	14,045
Total	833,086	447,688	—	1,280,774
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	4,707
Total Distributable Earnings (Loss)	(4,707)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
9

Advice Select Global Value Fund
differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	43,787
Undistributed Long-Term Gains	41,759
Net Unrealized Gains (Losses)	93,159
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	178,705
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	23,339	2,521
Long-Term Capital Gains	—	—
Total	23,339	2,521
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,187,557
Gross Unrealized Appreciation	157,437
Gross Unrealized Depreciation	(64,220)
Net Unrealized Appreciation (Depreciation)	93,217
G.  During the year ended October 31, 2024, the fund purchased $925,571,000 of investment securities and sold $627,827,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $5,819,000 and sales were $1,354,000, resulting in net realized gain of $158,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	19,061	22,724
Issued in Lieu of Cash Distributions	636	93
Redeemed	(8,256)	(3,374)
Net Increase (Decrease) in Shares Outstanding	11,441	19,443
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
10

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Advice Select Global Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Advice Select Global Value Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period November 9, 2021 (inception) through October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period November 9, 2021 (inception) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
11

Tax information (unaudited)
For corporate shareholders, 17.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $14,645,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $266,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $2,212,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q44360 122024
12

Financial Statements
For the year ended October 31, 2024
Vanguard International Explorer™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	19
Tax information	20

International Explorer Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.3%)
Australia (4.2%)
*	Metals Acquisition Ltd.	512,643	6,349
	Netwealth Group Ltd.	337,786	6,094
	ASX Ltd.	124,788	5,314
	Stockland	1,537,957	5,201
*	Xero Ltd.	46,503	4,518
*	James Hardie Industries plc	124,560	3,973
	Whitehaven Coal Ltd.	855,453	3,826
	Iluka Resources Ltd.	748,972	2,878
	Charter Hall Group	248,391	2,451
	Evolution Mining Ltd.	572,054	1,961
*	Bellevue Gold Ltd.	1,711,888	1,817
	Orora Ltd.	1,130,411	1,787
	Deterra Royalties Ltd.	715,170	1,730
	Liberty Financial Group Ltd.	743,742	1,541
*	SiteMinder Ltd.	344,547	1,488
	Reliance Worldwide Corp. Ltd.	318,872	1,086
	Worley Ltd.	110,172	1,012
	Lovisa Holdings Ltd.	47,183	917
*	Vulcan Energy Resources Ltd.	243,440	817
	Nufarm Ltd.	312,508	787
	Brickworks Ltd.	30,048	534
	Ventia Services Group Pty Ltd.	174,351	524
			56,605
Austria (1.7%)
[1]	BAWAG Group AG	113,256	8,778
*	DO & CO AG	48,199	7,493
	ANDRITZ AG	79,916	4,825
	Addiko Bank AG	52,022	1,105
	Wienerberger AG	31,210	943
			23,144
Belgium (2.3%)
	D'ieteren Group	44,872	9,715
	Warehouses De Pauw CVA	286,151	6,810
	Recticel SA	351,616	4,618
	KBC Ancora	80,429	4,082
	Azelis Group NV	139,491	2,795
	Melexis NV	28,166	1,839
	Lotus Bakeries NV	130	1,704
			31,563
Brazil (0.4%)
	TOTVS SA	883,500	4,561
*,1	Hapvida Participacoes e Investimentos SA	2,053,367	1,250
			5,811
Canada (1.8%)
*	Kinaxis Inc.	62,610	6,954
*	Docebo Inc.	122,843	5,595
*	Faraday Copper Corp.	3,015,774	1,949
*	Lightspeed Commerce Inc. (XTSE)	108,851	1,646
*	Lightspeed Commerce Inc.	104,750	1,584
*	Advantage Energy Ltd.	240,552	1,505
	Lundin Mining Corp.	135,155	1,314
*	NuVista Energy Ltd.	153,549	1,233
[2]	Peyto Exploration & Development Corp.	109,537	1,194
	Parex Resources Inc.	98,059	911
	Topaz Energy Corp.	25,557	490
			24,375
China (1.4%)
[1]	BOC Aviation Ltd.	465,500	3,610
1

International Explorer Fund
		Shares	Market Value• ($000)
	Xtep International Holdings Ltd.	3,791,500	2,812
*	Zai Lab Ltd. ADR	91,279	2,758
	Tongcheng Travel Holdings Ltd.	1,206,000	2,729
	ENN Energy Holdings Ltd.	355,300	2,503
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,695,932	1,678
*	Minth Group Ltd.	776,721	1,419
	Kanzhun Ltd. ADR	61,549	896
	Beijing Enterprises Holdings Ltd.	160,500	526
			18,931
Denmark (1.0%)
*	ALK-Abello A/S Class B	183,217	4,290
	Royal Unibrew A/S	41,653	3,134
	Dfds A/S	113,565	2,597
*	Zealand Pharma A/S	18,336	2,117
*	Ascendis Pharma A/S ADR	9,831	1,207
*,3	OW Bunker A/S	1,000,000	—
			13,345
Finland (0.3%)
	Kemira OYJ	136,487	2,897
*	Nanoform Finland plc	472,760	689
	Nokian Renkaat OYJ	46,103	383
			3,969
France (2.1%)
	Nexans SA	46,833	6,519
*	JCDecaux SE	275,530	5,203
	Technip Energies NV	113,498	2,834
	Rubis SCA	70,440	1,726
	Wendel SE	16,888	1,679
	Kaufman & Broad SA	43,693	1,618
	Trigano SA	9,848	1,346
	Valeo SE	136,513	1,327
	Interparfums SA	27,352	1,249
[1]	Ayvens SA	164,059	1,090
*,2	Air France-KLM	109,758	1,086
	Gaztransport Et Technigaz SA	7,319	1,065
*,2	Medincell SA	53,029	870
	Vicat SACA	17,729	657
	Imerys SA	12,824	416
*	Cellectis SA ADR	122,028	217
*	Cellectis SA	60,983	114
			29,016
Germany (3.9%)
	CTS Eventim AG & Co. KGaA	98,221	10,315
*	Hypoport SE	41,906	9,840
	Schott Pharma AG & Co. KGaA	138,279	4,479
	Hensoldt AG	113,803	3,872
*,1	Auto1 Group SE	373,002	3,828
	United Internet AG (Registered)	160,795	3,292
*	Tonies SE Class A	409,788	3,228
	Gerresheimer AG	29,037	2,445
	Jenoptik AG	95,440	2,239
	Stabilus SE	46,517	1,842
*	Evotec SE	190,399	1,473
*	Immatics NV	139,284	1,267
	KION Group AG	31,342	1,217
*	RENK Group AG	60,211	1,210
[1]	Befesa SA	36,692	855
[1,2]	Aumann AG	65,518	715
	Bertrandt AG	25,928	503
*	Jumia Technologies AG ADR	63,864	294
*	Veganz Group AG	12,623	95
			53,009
Hong Kong (1.4%)
	Dah Sing Financial Holdings Ltd.	1,271,731	4,146
	Johnson Electric Holdings Ltd.	2,582,063	3,920
	Kerry Properties Ltd.	1,651,000	3,487
	Techtronic Industries Co. Ltd.	198,500	2,872
	Yue Yuen Industrial Holdings Ltd.	793,500	1,668
2

International Explorer Fund
		Shares	Market Value• ($000)
	Dah Sing Banking Group Ltd.	1,469,600	1,384
[1]	Crystal International Group Ltd.	2,010,500	1,101
	Hypebeast Ltd.	9,857,300	278
			18,856
India (2.0%)
	Apollo Hospitals Enterprise Ltd.	111,428	9,283
	Oberoi Realty Ltd.	378,036	8,808
	CreditAccess Grameen Ltd.	288,832	3,361
*	PVR Inox Ltd.	163,087	3,033
[1]	IndiaMart InterMesh Ltd.	53,536	1,588
	Ashok Leyland Ltd.	299,700	740
*	MakeMyTrip Ltd.	4,164	423
*	PB Fintech Ltd.	3,373	68
			27,304
Ireland (0.5%)
	Bank of Ireland Group plc	798,858	7,404
Israel (2.3%)
*,2	Fiverr International Ltd.	273,765	8,010
	Sapiens International Corp. NV	185,995	6,860
*	Nayax Ltd. (XTAE)	142,052	4,171
	Melisron Ltd.	39,548	3,134
*	Tower Semiconductor Ltd.	65,407	2,744
	Camtek Ltd.	31,959	2,543
*	Oddity Tech Ltd. Class A	41,397	1,589
	Maytronics Ltd.	470,728	1,182
*	Nayax Ltd.	23,262	673
			30,906
Italy (4.4%)
	Reply SpA	95,123	14,502
	Brunello Cucinelli SpA	106,539	10,539
[1]	Technogym SpA	823,708	8,880
	PRADA SpA	397,400	3,051
	Moncler SpA	49,153	2,731
	Italgas SpA	438,314	2,689
[1]	BFF Bank SpA	273,387	2,670
	Banca Monte dei Paschi di Siena SpA	483,519	2,654
	DiaSorin SpA	23,170	2,516
*	Technoprobe SpA	353,025	2,397
	De' Longhi SpA	67,650	2,114
	Banca Generali SpA	41,268	1,829
	Buzzi SpA	35,810	1,403
[2]	Eurogroup Laminations SpA	145,294	542
*	Saipem SpA	216,273	514
			59,031
Japan (28.4%)
	Sumitomo Forestry Co. Ltd.	358,824	13,823
	NEC Networks & System Integration Corp.	524,800	11,087
	SBI Holdings Inc.	447,700	9,831
	Nippon Densetsu Kogyo Co. Ltd.	767,400	9,375
	Daifuku Co. Ltd.	492,200	9,252
	Miura Co. Ltd.	386,300	9,020
	OBIC Business Consultants Co. Ltd.	198,411	8,771
	KOMEDA Holdings Co. Ltd.	452,400	8,561
	Seria Co. Ltd.	404,400	8,449
	Aica Kogyo Co. Ltd.	375,900	8,134
	Kyushu Electric Power Co. Inc.	718,300	8,044
	Kissei Pharmaceutical Co. Ltd.	327,300	7,987
	Trusco Nakayama Corp.	500,600	7,395
	GMO internet group Inc.	426,500	7,371
	Kureha Corp.	397,100	7,334
	Harmonic Drive Systems Inc.	353,400	6,422
	Japan Material Co. Ltd.	532,600	6,340
*	Sansan Inc.	407,110	5,922
	Megachips Corp.	164,500	5,866
	FP Corp.	331,300	5,804
	Fujikura Ltd.	148,000	5,439
	Glory Ltd.	334,800	5,430
3

International Explorer Fund
		Shares	Market Value• ($000)
	Fukushima Galilei Co. Ltd.	146,400	5,287
	Digital Garage Inc.	254,400	5,250
	Ai Holdings Corp.	340,200	5,184
	DMG Mori Co. Ltd.	267,400	5,099
	Hakuhodo DY Holdings Inc.	633,500	5,020
	TechnoPro Holdings Inc.	262,293	4,681
	Sega Sammy Holdings Inc.	248,059	4,668
	Mebuki Financial Group Inc.	1,248,000	4,668
	GMO Financial Gate Inc.	89,170	4,473
	Raksul Inc.	521,600	4,395
	Obara Group Inc.	154,400	4,273
	Tsugami Corp.	460,200	4,263
	Shimamura Co. Ltd.	82,633	4,254
	Rorze Corp.	279,000	4,066
	Marui Group Co. Ltd.	258,520	4,059
	Hirose Electric Co. Ltd.	31,700	3,773
	Tokyu Fudosan Holdings Corp.	580,177	3,621
*,2	Bengo4.com Inc.	188,900	3,608
*	Rakuten Bank Ltd.	173,100	3,510
	JMDC Inc.	125,700	3,503
	Socionext Inc.	182,800	3,403
	Tokyo Seimitsu Co. Ltd.	62,277	3,351
	Daito Trust Construction Co. Ltd.	30,015	3,317
	ABC-Mart Inc.	163,453	3,203
[2]	Kobe Bussan Co. Ltd.	121,300	2,975
	ASKUL Corp.	228,141	2,877
	KH Neochem Co. Ltd.	211,700	2,855
	Infomart Corp.	1,212,200	2,848
	eGuarantee Inc.	286,700	2,841
	Kyoto Financial Group Inc.	189,600	2,783
	Katitas Co. Ltd.	214,600	2,721
	Kokusai Electric Corp.	146,600	2,673
	Yamaha Corp.	319,569	2,581
	Aeon Mall Co. Ltd.	191,100	2,531
	Canon Marketing Japan Inc.	83,535	2,509
	Japan Real Estate Investment Corp.	682	2,481
*	Jade Group Inc.	218,200	2,465
	M3 Inc.	237,878	2,445
*	Appier Group Inc.	222,500	2,386
	en Japan Inc.	146,300	2,330
	Adastria Co. Ltd.	94,794	2,191
	IHI Corp.	40,400	2,151
	Japan Airport Terminal Co. Ltd.	54,200	1,985
	Ebara Corp.	128,500	1,931
	Persol Holdings Co. Ltd.	1,100,185	1,848
	BayCurrent Inc.	54,645	1,776
	Nifco Inc.	74,601	1,733
	Kawasaki Heavy Industries Ltd.	44,500	1,704
	Kokuyo Co. Ltd.	103,002	1,657
	Iriso Electronics Co. Ltd.	92,800	1,649
	PALTAC Corp.	59,806	1,614
*,2	GA Technologies Co. Ltd.	210,100	1,510
*,2	WealthNavi Inc.	204,600	1,487
	Sojitz Corp.	68,480	1,399
*,2	Nxera Pharma Co. Ltd.	173,300	1,383
	Kamakura Shinsho Ltd.	403,400	1,367
	Invincible Investment Corp.	3,275	1,334
	Sanwa Holdings Corp.	50,300	1,274
*	Visional Inc.	23,731	1,270
	Fukuyama Transporting Co. Ltd.	45,000	1,144
	NOF Corp.	68,600	1,115
	Amada Co. Ltd.	108,300	1,067
*	SRE Holdings Corp.	42,800	1,066
	Rakus Co. Ltd.	78,872	1,055
	Resonac Holdings Corp.	43,400	1,032
	Air Water Inc.	80,300	1,010
	Sumitomo Heavy Industries Ltd.	44,800	998
	Hikari Tsushin Inc.	4,918	993
	Lixil Corp.	84,200	988
	Shimizu Corp.	148,200	982
4

International Explorer Fund
		Shares	Market Value• ($000)
	Koito Manufacturing Co. Ltd.	75,150	973
	Kansai Paint Co. Ltd.	58,800	958
	Anicom Holdings Inc.	212,000	932
	COMSYS Holdings Corp.	44,200	927
*	Freee KK	48,600	907
	Sumitomo Chemical Co. Ltd.	337,000	900
	EXEO Group Inc.	85,200	872
	Shima Seiki Manufacturing Ltd.	116,500	867
	Kurita Water Industries Ltd.	22,100	829
	THK Co. Ltd.	49,700	821
	Mitsubishi Gas Chemical Co. Inc.	45,700	794
	Inaba Denki Sangyo Co. Ltd.	30,700	770
	NGK Insulators Ltd.	61,900	763
	Kyudenko Corp.	21,000	754
	Shin-Etsu Polymer Co. Ltd.	70,100	725
	Nabtesco Corp.	42,700	692
	Kinden Corp.	32,600	676
	MIRAIT ONE Corp.	44,200	629
	JGC Holdings Corp.	71,600	615
	Japan Steel Works Ltd.	17,600	597
[2]	CellSource Co. Ltd.	76,300	590
	ADEKA Corp.	29,900	539
	Daicel Corp.	60,200	531
	Inter Action Corp.	76,300	529
	Taiheiyo Cement Corp.	24,100	525
	Lintec Corp.	25,200	523
	UBE Corp.	31,600	520
	Yamazen Corp.	59,700	519
	Nippon Shokubai Co. Ltd.	45,000	506
	SHO-BOND Holdings Co. Ltd.	13,200	464
	NSK Ltd.	91,700	418
	Teijin Ltd.	41,600	372
	INFRONEER Holdings Inc.	45,400	341
	Penta-Ocean Construction Co. Ltd.	81,100	337
	Denka Co. Ltd.	18,300	259
			384,574
Malaysia (0.1%)
	ViTrox Corp. Bhd.	1,580,800	1,163
Mexico (0.3%)
	Corp. Inmobiliaria Vesta SAB de CV	970,614	2,537
*,1	Grupo Traxion SAB de CV Class A	1,253,400	1,364
			3,901
Netherlands (1.4%)
	Koninklijke Vopak NV	108,848	5,018
	Flow Traders Ltd.	118,539	2,712
	Fugro NV	111,007	2,552
	Arcadis NV	32,591	2,257
	Allfunds Group plc	355,492	2,174
	BE Semiconductor Industries NV	16,459	1,752
*	Merus NV	30,980	1,547
	Corbion NV	24,085	604
			18,616
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	157,886	3,388
*	Fletcher Building Ltd.	299,595	533
			3,921
Norway (1.1%)
	Borregaard ASA	356,973	6,336
	Storebrand ASA	407,642	4,649
	Subsea 7 SA	85,966	1,321
	Aker ASA Class A	18,407	962
*	Seadrill Ltd.	15,321	603
*	DOF Group ASA	72,122	576
			14,447
Other (1.0%)
	iShares MSCI EAFE Small-Cap ETF	216,218	13,721
5

International Explorer Fund
		Shares	Market Value• ($000)
Philippines (0.3%)
	Philippine Seven Corp.	1,614,520	2,029
	Wilcon Depot Inc.	7,038,700	1,948
			3,977
Poland (0.2%)
	Grupa Pracuj SA	162,101	2,086
	Alior Bank SA	15,062	329
			2,415
Singapore (0.6%)
	SATS Ltd.	1,421,461	4,217
	Keppel DC REIT	1,802,241	3,105
	ComfortDelGro Corp. Ltd.	691,700	767
			8,089
Slovenia (0.2%)
	Nova Ljubljanska Banka dd GDR	118,192	3,161
South Korea (0.8%)
	Park Systems Corp.	30,561	4,694
	Douzone Bizon Co. Ltd.	69,937	2,982
	Hana Tour Service Inc.	46,435	1,647
	Koh Young Technology Inc.	204,051	1,604
*	Wantedlab Inc.	89,603	303
			11,230
Spain (1.6%)
	Fluidra SA	434,206	11,736
	Bankinter SA	948,379	7,737
	Almirall SA	197,310	1,927
	Melia Hotels International SA	42,235	315
[1]	Unicaja Banco SA	19,996	25
			21,740
Sweden (4.9%)
	AddTech AB Class B	461,949	12,861
	Nordnet AB publ	338,367	7,041
	Hemnet Group AB	183,929	5,797
	Avanza Bank Holding AB	267,170	5,565
[1]	Thule Group AB	163,703	5,479
	INVISIO AB	213,304	5,394
	Cibus Nordic Real Estate AB publ	294,768	4,760
	Paradox Interactive AB	206,382	3,890
	HMS Networks AB	80,868	3,009
*,1	BoneSupport Holding AB	88,018	2,771
*	Xvivo Perfusion AB	59,309	2,507
	Billerud Aktiebolag	240,264	2,133
*	Cint Group AB	1,735,841	2,079
	Pandox AB Class B	89,697	1,560
*	VNV Global AB	454,482	803
	Cellavision AB	35,662	780
*,2	Storytel AB Class B	97,407	609
			67,038
Switzerland (3.7%)
*,1	Sensirion Holding AG	106,951	7,797
	Accelleron Industries AG	107,806	5,780
	Ypsomed Holding AG (Registered)	11,648	5,166
	Siegfried Holding AG (Registered)	3,869	5,054
	SKAN Group AG	46,913	4,197
	Bossard Holding AG (Registered) Class A	17,293	4,155
	Bachem Holding AG	49,660	3,930
	PSP Swiss Property AG (Registered)	24,783	3,520
	Tecan Group AG (Registered)	12,669	3,201
	Comet Holding AG (Registered)	8,754	2,904
*,1	Montana Aerospace AG	124,656	2,202
	u-blox Holding AG	23,485	1,797
	Emmi AG (Registered)	1,198	1,139
			50,842
Taiwan (5.4%)
	Chroma ATE Inc.	1,463,694	18,501
	ASPEED Technology Inc.	91,700	11,628
6

International Explorer Fund
		Shares	Market Value• ($000)
	Airtac International Group	278,983	7,722
	Global Unichip Corp.	199,000	7,439
	Voltronic Power Technology Corp.	89,252	5,870
	E Ink Holdings Inc.	408,000	3,819
	Nien Made Enterprise Co. Ltd.	217,000	3,234
	Sporton International Inc.	441,000	2,878
	Sinbon Electronics Co. Ltd.	310,000	2,537
	Merida Industry Co. Ltd.	410,000	2,233
	Unimicron Technology Corp.	414,000	2,022
	Advantech Co. Ltd.	176,059	1,725
	Gudeng Precision Industrial Co. Ltd.	90,000	1,490
*	Andes Technology Corp.	102,319	1,229
	TCI Co. Ltd.	234,000	964
			73,291
Thailand (0.4%)
	Bumrungrad Hospital PCL (Foreign)	479,400	3,869
	AEON Thana Sinsap Thailand PCL (Foreign)	249,600	1,033
			4,902
United Kingdom (15.9%)
	Games Workshop Group plc	85,428	13,205
	Cranswick plc	142,693	9,348
	Rotork plc	2,273,325	8,822
	Hammerson plc	2,080,076	7,732
	British Land Co. plc	1,490,585	7,671
	Telecom Plus plc	349,849	7,576
*	Wise plc Class A	792,803	7,231
	Beazley plc	740,635	7,220
	Weir Group plc	266,788	7,185
*,1	Trainline plc	1,445,410	7,182
	Halma plc	210,514	6,725
	Softcat plc	286,692	6,285
	IMI plc	294,105	6,264
	Marks & Spencer Group plc	1,235,278	5,993
[1]	Auto Trader Group plc	480,206	5,185
	Burford Capital Ltd.	374,663	5,044
	Alpha Group International plc	177,438	4,878
*	Verona Pharma plc ADR	139,225	4,724
	Howden Joinery Group plc	403,745	4,393
	Diploma plc	68,236	3,751
	Spectris plc	113,852	3,707
	Land Securities Group plc	470,860	3,657
*,1	Trustpilot Group plc	1,134,539	3,626
	Tate & Lyle plc	362,535	3,499
	Volution Group plc	461,260	3,442
*,1	Deliveroo plc	1,881,245	3,350
	Smiths Group plc	169,271	3,340
	WH Smith plc	175,344	2,987
	4imprint Group plc	42,928	2,828
	Big Yellow Group plc	170,518	2,644
	Bellway plc	70,891	2,589
*,1	Watches of Switzerland Group plc	484,206	2,546
	Rightmove plc	329,870	2,512
	Inchcape plc	258,820	2,394
*	Oxford Nanopore Technologies plc	1,298,594	2,263
	Genus plc	81,610	2,206
	RS Group plc	241,089	2,162
	Pennon Group plc	307,184	2,154
[1]	Sabre Insurance Group plc	1,205,111	2,117
	Clarkson plc	46,245	2,104
	Intermediate Capital Group plc	77,247	2,052
	Sirius Real Estate Ltd.	1,707,247	1,977
	Elementis plc	1,120,583	1,935
	B&M European Value Retail SA	383,224	1,917
*	WAG Payment Solutions plc	1,721,735	1,793
	dotdigital group plc	1,437,079	1,652
*	Immunocore Holdings plc ADR	52,320	1,613
*	Currys plc	1,464,192	1,559
*	Molten Ventures plc	339,548	1,491
*	Team17 Group plc	425,118	1,233
7

International Explorer Fund
		Shares	Market Value• ($000)
	Harbour Energy plc	335,494	1,194
*	Autolus Therapeutics plc ADR	315,948	1,065
	Hill & Smith plc	32,126	840
*,2	Victoria plc	642,272	824
*	Bank of Cyprus Holdings plc	143,800	662
*	Synthomer plc	264,157	611
[3]	Bank of Cyprus Holdings plc (XLON)	96,850	468
*,2	Angle plc	1,796,162	180
			215,607
Total Common Stocks (Cost $1,154,606)			1,305,904
Rights (0.0%)
*	Reply SpA Exp. 11/28/24 (Cost $—)	95,123	—
Temporary Cash Investments (4.4%)
Money Market Fund (4.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.834%	565,608	56,555
		Face Amount ($000)
Repurchase Agreements (0.3%)
	Goldman Sachs & Co. 4.850%, 11/1/2024 (Dated 10/31/24, Repurchase Value $4,101,000, collateralized by U.S. Treasury Note/Bond 4.744%, 7/31/26, with a value of $4,182,000)	4,100	4,100
Total Temporary Cash Investments (Cost $60,641)			60,655
Total Investments (100.7%) (Cost $1,215,247)			1,366,559
Other Assets and Liabilities—Net (-0.7%)			(10,142)
Net Assets (100%)			1,356,417
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $78,009,000, representing 5.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,665,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $13,713,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
8

International Explorer Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2024	184	21,622	(974)
MSCI Emerging Markets Index	December 2024	156	8,787	(51)
				(1,025)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	12/18/24	EUR	1,100	USD	1,223	—	(25)
Royal Bank of Canada	12/18/24	INR	59,932	USD	712	—	—
State Street Bank & Trust Co.	12/18/24	INR	13,455	USD	160	—	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	1,525	EUR	1,377	24	—
Bank of Montreal	12/18/24	USD	1,049	SEK	10,835	30	—
						54	(25)
EUR—euro.
INR—Indian rupee.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Explorer Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,158,706)	1,310,004
Affiliated Issuers (Cost $56,541)	56,555
Total Investments in Securities	1,366,559
Investment in Vanguard	39
Foreign Currency, at Value (Cost $685)	685
Cash Collateral Pledged—Futures Contracts	960
Receivables for Investment Securities Sold	5,705
Receivables for Accrued Income	6,529
Receivables for Capital Shares Issued	173
Unrealized Appreciation—Forward Currency Contracts	54
Total Assets	1,380,704
Liabilities
Due to Custodian	1,877
Payables for Investment Securities Purchased	5,854
Collateral for Securities on Loan	13,713
Payables for Capital Shares Redeemed	771
Payables to Investment Advisor	882
Payables to Vanguard	293
Variation Margin Payable—Futures Contracts	160
Unrealized Depreciation—Forward Currency Contracts	25
Deferred Foreign Capital Gains Taxes	712
Total Liabilities	24,287
Net Assets	1,356,417
1 Includes $11,665,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	1,294,749
Total Distributable Earnings (Loss)	61,668
Net Assets	1,356,417

Net Assets
Applicable to 77,119,862 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,356,417
Net Asset Value Per Share	$17.59
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Explorer Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	29,645
Interest[2]	2,369
Securities Lending—Net	1,258
Total Income	33,272
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,047
Performance Adjustment	(166)
The Vanguard Group—Note C
Management and Administrative	2,009
Marketing and Distribution	70
Custodian Fees	169
Auditing Fees	38
Shareholders’ Reports	33
Trustees’ Fees and Expenses	1
Other Expenses	23
Total Expenses	6,224
Net Investment Income	27,048
Realized Net Gain (Loss)
Investment Securities Sold[2]	37,083
Futures Contracts	4,084
Forward Currency Contracts	(33)
Foreign Currencies	584
Realized Net Gain (Loss)	41,718
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	219,205
Futures Contracts	176
Forward Currency Contracts	29
Foreign Currencies	(545)
Change in Unrealized Appreciation (Depreciation)	218,865
Net Increase (Decrease) in Net Assets Resulting from Operations	287,631
1	Dividends are net of foreign withholding taxes of $1,892,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,113,000, ($11,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $712,000.
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Explorer Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,048	30,447
Realized Net Gain (Loss)	41,718	1,268
Change in Unrealized Appreciation (Depreciation)	218,865	99,805
Net Increase (Decrease) in Net Assets Resulting from Operations	287,631	131,520
Distributions
Total Distributions	(35,779)	(26,822)
Capital Share Transactions
Issued	81,565	122,021
Issued in Lieu of Cash Distributions	29,830	21,893
Redeemed	(285,304)	(417,012)
Net Increase (Decrease) from Capital Share Transactions	(173,909)	(273,098)
Total Increase (Decrease)	77,943	(168,400)
Net Assets
Beginning of Period	1,278,474	1,446,874
End of Period	1,356,417	1,278,474
See accompanying Notes, which are an integral part of the Financial Statements.
12

International Explorer Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.64	$13.87	$22.70	$16.90	$17.22
Investment Operations
Net Investment Income[1]	.330	.322	.337	.280	.211
Net Realized and Unrealized Gain (Loss) on Investments	3.041	.712	(8.145)	5.736	(.081)
Total from Investment Operations	3.371	1.034	(7.808)	6.016	.130
Distributions
Dividends from Net Investment Income	(.421)	(.264)	(.487)	(.216)	(.450)
Distributions from Realized Capital Gains	—	—	(.535)	—	—
Total Distributions	(.421)	(.264)	(1.022)	(.216)	(.450)
Net Asset Value, End of Period	$17.59	$14.64	$13.87	$22.70	$16.90
Total Return[2]	23.22%	7.41%	-35.83%	35.79%	0.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,356	$1,278	$1,447	$2,815	$2,329
Ratio of Total Expenses to Average Net Assets[3]	0.44%	0.52%	0.41%[4]	0.40%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.93%	2.00%	1.94%	1.30%	1.29%
Portfolio Turnover Rate	48%	46%	60%	51%	71%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.01%, (0.06%), (0.05%), and (0.04%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.41%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

International Explorer Fund
Notes to Financial Statements
Vanguard International Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the
14

International Explorer Fund
value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms Wellington Management Company llp, Schroder Investment Management North America Inc., and Baillie Gifford Overseas Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the benchmark for the preceding three years; prior to October 9, 2022, the benchmark was S&P EPAC SmallCap Index and thereafter the new benchmark is MSCI EAFE Small Cap Index. The benchmark change will be fully phased in by October 2025. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US Small-Cap Index for the preceding three years.
15

International Explorer Fund
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.29% of the fund’s average net assets, before a net decrease of $166,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	87,503	1,217,933	468	1,305,904
Rights	—	—	—	—
Temporary Cash Investments	56,555	4,100	—	60,655
Total	144,058	1,222,033	468	1,366,559

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	54	—	54
Liabilities
Futures Contracts[1]	(1,025)	—	—	(1,025)
Forward Currency Contracts	—	(25)	—	(25)
Total	(1,025)	(25)	—	(1,050)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	54	54
Total Assets	—	54	54

Unrealized Depreciation—Futures Contracts[1]	(1,025)	—	(1,025)
Unrealized Depreciation—Forward Currency Contracts	—	(25)	(25)
Total Liabilities	(1,025)	(25)	(1,050)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
16

International Explorer Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	4,084	—	4,084
Forward Currency Contracts	—	(33)	(33)
Realized Net Gain (Loss) on Derivatives	4,084	(33)	4,051

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	176	—	176
Forward Currency Contracts	—	29	29
Change in Unrealized Appreciation (Depreciation) on Derivatives	176	29	205
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and passive foreign investment companies were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	44,716
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	126,031
Capital Loss Carryforwards	(110,656)
Qualified Late-Year Losses	—
Other Temporary Differences	1,577
Total	61,668
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	35,779	26,822
Long-Term Capital Gains	—	—
Total	35,779	26,822
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,239,678
Gross Unrealized Appreciation	273,709
Gross Unrealized Depreciation	(146,828)
Net Unrealized Appreciation (Depreciation)	126,881
G.  During the year ended October 31, 2024, the fund purchased $643,473,000 of investment securities and sold $829,169,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $2,346,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
17

International Explorer Fund
H.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	4,751	7,622
Issued in Lieu of Cash Distributions	1,811	1,457
Redeemed	(16,758)	(26,106)
Net Increase (Decrease) in Shares Outstanding	(10,196)	(17,027)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
18

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard International Explorer Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard International Explorer Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
19

Tax information (unaudited)
The fund hereby designates $25,802,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $760,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $31,410,000 and foreign taxes paid of $15,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q1260 122024
20

Financial Statements
For the year ended October 31, 2024
Vanguard High Dividend Yield Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	19
Tax information	20

High Dividend Yield Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.0%)
	Air Products and Chemicals Inc.	913,755	283,748
	Newmont Corp.	4,752,101	215,935
	Fastenal Co.	2,354,978	184,112
	International Flavors & Fragrances Inc.	1,052,315	104,632
	LyondellBasell Industries NV Class A	1,071,290	93,042
	International Paper Co.	1,425,334	79,163
	Reliance Inc.	235,035	67,300
	CF Industries Holdings Inc.	750,017	61,674
	Eastman Chemical Co.	480,994	50,548
	Celanese Corp.	358,186	45,121
	Southern Copper Corp.	356,751	39,082
	Mosaic Co.	1,316,347	35,225
	FMC Corp.	512,275	33,293
	Carpenter Technology Corp.	194,367	29,058
	Cabot Corp.	221,284	23,861
	Balchem Corp.	132,179	22,117
	Avient Corp.	366,936	17,103
	Scotts Miracle-Gro Co.	176,113	15,318
	Huntsman Corp.	677,875	14,913
	Sensient Technologies Corp.	171,001	12,907
	Sylvamo Corp.	145,309	12,354
	Chemours Co.	611,964	11,113
	Tronox Holdings plc	491,655	5,959
	Kaiser Aluminum Corp.	65,440	4,860
	Mativ Holdings Inc.	220,704	3,410
			1,465,848
Consumer Discretionary (10.1%)
	Home Depot Inc.	4,084,450	1,608,252
	Walmart Inc.	17,872,529	1,464,654
	McDonald's Corp.	2,967,164	866,738
	Lowe's Cos. Inc.	2,357,610	617,293
	Starbucks Corp.	4,665,574	455,827
	Target Corp.	1,904,815	285,798
	Ford Motor Co.	16,163,407	166,321
	Yum! Brands Inc.	1,159,876	152,129
	Garmin Ltd.	637,109	126,371
	eBay Inc.	2,083,109	119,800
	Omnicom Group Inc.	798,243	80,623
	Best Buy Co. Inc.	886,923	80,204
	Darden Restaurants Inc.	490,000	78,410
	Southwest Airlines Co.	2,458,984	75,196
	Williams-Sonoma Inc.	523,630	70,234
	Genuine Parts Co.	572,077	65,617
	Estee Lauder Cos. Inc. Class A	948,968	65,422
	Interpublic Group of Cos. Inc.	1,556,180	45,752
	Dick's Sporting Goods Inc.	230,079	45,038
	Tapestry Inc.	941,768	44,687
	LKQ Corp.	1,080,542	39,753
	Fox Corp. Class A	940,479	39,500
	Hasbro Inc.	572,186	37,553
	H&R Block Inc.	571,046	34,109
	Ralph Lauren Corp.	165,456	32,749
	VF Corp.	1,440,028	29,823
	Wyndham Hotels & Resorts Inc.	316,428	27,947
	Autoliv Inc.	291,992	27,120
[1]	Sirius XM Holdings Inc.	1,005,068	26,795
	Bath & Body Works Inc.	925,962	26,279
	Vail Resorts Inc.	156,786	25,978
	Nexstar Media Group Inc. Class A	128,614	22,626

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Whirlpool Corp.	217,415	22,505
Lear Corp.	232,335	22,248
Fox Corp. Class B	553,082	21,548
Paramount Global Class B	1,841,039	20,141
Kontoor Brands Inc.	228,727	19,586
Macy's Inc.	1,127,375	17,294
Gap Inc.	824,368	17,122
Harley-Davidson Inc.	497,799	15,905
Newell Brands Inc.	1,706,610	15,018
Polaris Inc.	210,528	14,718
Wendy's Co.	710,212	13,572
Steven Madden Ltd.	295,202	13,275
Travel + Leisure Co.	275,892	13,190
TEGNA Inc.	696,429	11,442
Penske Automotive Group Inc.	75,780	11,410
LCI Industries	101,288	11,271
Marriott Vacations Worldwide Corp.	143,177	11,029
Red Rock Resorts Inc. Class A	200,757	10,331
International Game Technology plc	464,802	9,445
HNI Corp.	190,716	9,398
Nordstrom Inc.	411,794	9,311
Cheesecake Factory Inc.	196,379	9,077
Advance Auto Parts Inc.	244,267	8,718
Kohl's Corp.	454,543	8,400
Phinia Inc.	176,326	8,213
Carter's Inc.	146,944	8,038
Strategic Education Inc.	90,293	7,852
John Wiley & Sons Inc. Class A	148,213	7,307
Papa John's International Inc.	135,549	7,101
La-Z-Boy Inc.	176,289	6,708
Leggett & Platt Inc.	546,014	6,552
Winnebago Industries Inc.	115,275	6,460
MillerKnoll Inc.	287,975	6,439
Upbound Group Inc.	218,791	6,397
Bloomin' Brands Inc.	323,418	5,366
Buckle Inc.	125,242	5,330
Worthington Enterprises Inc.	131,448	5,034
Dillard's Inc. Class A	12,620	4,689
Steelcase Inc. Class A	375,949	4,523
Oxford Industries Inc.	60,856	4,419
Cracker Barrel Old Country Store Inc.	90,698	4,315
Dana Inc.	528,929	4,057
Jack in the Box Inc.	80,080	3,944
Scholastic Corp.	96,296	2,391
Guess? Inc.	113,379	1,926
		7,337,613
Consumer Staples (10.7%)
Procter & Gamble Co.	9,716,909	1,605,039
Coca-Cola Co.	15,986,080	1,044,051
PepsiCo Inc.	5,661,425	940,249
Philip Morris International Inc.	6,401,575	849,489
Altria Group Inc.	7,077,607	385,447
Mondelez International Inc. Class A	5,515,215	377,682
Colgate-Palmolive Co.	3,345,622	313,518
CVS Health Corp.	5,193,840	293,244
Kimberly-Clark Corp.	1,384,160	185,727
General Mills Inc.	2,298,912	156,372
Sysco Corp.	2,050,212	153,663
Kroger Co.	2,730,745	152,294
Keurig Dr Pepper Inc.	4,611,327	151,943
Kraft Heinz Co.	3,660,156	122,469
Archer-Daniels-Midland Co.	1,958,168	108,110
Hershey Co.	598,010	106,195
Kellanova	1,078,906	87,014
McCormick & Co. Inc. (Non-Voting)	1,036,764	81,116
Tyson Foods Inc. Class A	1,157,677	67,828
Clorox Co.	407,736	64,647
Coca-Cola Europacific Partners plc	843,729	64,123
Conagra Brands Inc.	1,961,746	56,773

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Bunge Global SA	579,762	48,712
	J M Smucker Co.	424,765	48,215
	Molson Coors Beverage Co. Class B	720,225	39,231
	Campbell Soup Co.	790,525	36,878
	Hormel Foods Corp.	1,194,792	36,501
	Ingredion Inc.	269,647	35,798
	Albertsons Cos. Inc. Class A	1,724,083	31,206
	Walgreens Boots Alliance Inc.	2,944,814	27,858
	Flowers Foods Inc.	771,101	17,142
	Cal-Maine Foods Inc.	167,133	14,671
	Lancaster Colony Corp.	79,994	13,887
	J & J Snack Foods Corp.	63,235	10,378
	Spectrum Brands Holdings Inc.	112,037	10,041
	Nomad Foods Ltd.	551,822	9,684
	Energizer Holdings Inc.	292,584	9,383
	Reynolds Consumer Products Inc.	224,078	6,039
	Universal Corp.	97,757	4,978
	Fresh Del Monte Produce Inc.	138,224	4,438
	WK Kellogg Co.	265,921	4,422
	Weis Markets Inc.	66,882	4,206
			7,780,661
Energy (9.6%)
	Exxon Mobil Corp.	18,481,045	2,158,216
	Chevron Corp.	6,885,194	1,024,655
	ConocoPhillips	4,825,630	528,600
	EOG Resources Inc.	2,369,236	288,952
	Williams Cos. Inc.	5,009,726	262,359
	Schlumberger NV	5,882,633	235,717
	ONEOK Inc.	2,401,986	232,704
	Marathon Petroleum Corp.	1,450,056	210,940
	Phillips 66	1,718,285	209,322
	Kinder Morgan Inc.	7,980,089	195,592
	Valero Energy Corp.	1,312,028	170,249
	Baker Hughes Co.	4,108,085	156,436
	Targa Resources Corp.	904,368	150,993
	Diamondback Energy Inc.	776,421	137,248
	Halliburton Co.	3,628,438	100,653
	Devon Energy Corp.	2,590,819	100,213
	EQT Corp.	2,425,774	88,638
	Expand Energy Corp.	931,660	78,930
	Coterra Energy Inc.	3,055,115	73,078
	Marathon Oil Corp.	2,296,034	63,600
	Ovintiv Inc.	1,082,235	42,424
	Permian Resources Corp.	2,693,430	36,711
	DT Midstream Inc.	399,351	36,002
	APA Corp.	1,489,591	35,154
	Chord Energy Corp.	254,536	31,842
	Range Resources Corp.	975,589	29,297
	HF Sinclair Corp.	649,137	25,063
	Civitas Resources Inc.	411,637	20,084
	Antero Midstream Corp.	1,394,280	20,036
	Murphy Oil Corp.	593,311	18,677
	Noble Corp. plc	563,606	18,024
	Magnolia Oil & Gas Corp. Class A	706,507	17,861
	California Resources Corp.	282,826	14,699
	Northern Oil & Gas Inc.	405,353	14,694
	Golar LNG Ltd.	403,678	14,637
	Peabody Energy Corp.	522,418	13,724
	Archrock Inc.	681,886	13,651
	Helmerich & Payne Inc.	395,080	13,275
	Patterson-UTI Energy Inc.	1,583,941	12,149
	PBF Energy Inc. Class A	423,533	12,079
	Arch Resources Inc.	71,627	10,512
	World Kinect Corp.	242,689	6,346
	Delek US Holdings Inc.	257,461	4,034
[1]	New Fortress Energy Inc. Class A	270,235	2,273
	CVR Energy Inc.	139,927	2,225
			6,932,568

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Financials (21.7%)
JPMorgan Chase & Co.	11,802,099	2,619,122
Bank of America Corp.	27,948,012	1,168,786
Wells Fargo & Co.	14,429,130	936,739
Goldman Sachs Group Inc.	1,298,589	672,396
Blackrock Inc.	607,929	596,397
Progressive Corp.	2,407,034	584,500
Morgan Stanley	4,780,234	555,702
Citigroup Inc.	7,891,912	506,424
Blackstone Inc.	2,905,713	487,433
Chubb Ltd.	1,666,091	470,571
CME Group Inc.	1,480,100	333,555
PNC Financial Services Group Inc.	1,634,928	307,808
Apollo Global Management Inc.	2,147,966	307,718
US Bancorp	5,604,737	270,765
Aflac Inc.	2,296,881	240,690
Truist Financial Corp.	5,494,865	236,554
Travelers Cos. Inc.	940,568	231,323
Bank of New York Mellon Corp.	3,042,016	229,246
Ameriprise Financial Inc.	412,410	210,453
American International Group Inc.	2,674,456	202,938
Allstate Corp.	1,081,210	201,667
MetLife Inc.	2,422,207	189,949
Prudential Financial Inc.	1,479,681	181,231
Discover Financial Services	1,029,180	152,761
M&T Bank Corp.	683,975	133,156
Hartford Financial Services Group Inc.	1,204,182	132,990
Ares Management Corp. Class A	753,329	126,318
Fifth Third Bancorp	2,809,879	122,736
State Street Corp.	1,240,583	115,126
T. Rowe Price Group Inc.	902,982	99,202
Huntington Bancshares Inc.	5,940,948	92,619
Regions Financial Corp.	3,780,232	90,234
Cincinnati Financial Corp.	629,955	88,717
Northern Trust Corp.	818,646	82,290
Citizens Financial Group Inc.	1,857,971	78,258
Principal Financial Group Inc.	945,412	77,902
W R Berkley Corp.	1,209,118	69,125
KeyCorp	3,809,094	65,707
Fidelity National Financial Inc.	1,067,721	64,245
Everest Group Ltd.	177,132	62,990
Equitable Holdings Inc.	1,344,478	60,959
Reinsurance Group of America Inc.	270,292	57,053
East West Bancorp Inc.	568,205	55,394
Credicorp Ltd.	280,448	51,639
Unum Group	760,081	48,782
Jefferies Financial Group Inc.	717,910	45,932
Carlyle Group Inc.	900,859	45,070
Stifel Financial Corp.	408,219	42,300
Assurant Inc.	214,039	41,031
Ally Financial Inc.	1,129,401	39,586
Evercore Inc. Class A	147,465	38,956
First Horizon Corp.	2,247,078	38,942
American Financial Group Inc.	295,878	38,148
Houlihan Lokey Inc. Class A	215,557	37,242
Western Alliance Bancorp	442,413	36,813
Webster Financial Corp.	702,546	36,392
Old Republic International Corp.	1,021,610	35,685
Comerica Inc.	545,628	34,762
Voya Financial Inc.	417,045	33,489
Corebridge Financial Inc.	1,052,619	33,442
Jackson Financial Inc. Class A	311,830	31,167
Zions Bancorp NA	595,158	30,984
Cullen/Frost Bankers Inc.	242,281	30,854
Commerce Bancshares Inc.	489,837	30,615
SouthState Corp.	310,405	30,274
Synovus Financial Corp.	592,898	29,568
XP Inc. Class A	1,679,111	29,317
Prosperity Bancshares Inc.	369,381	27,039
RLI Corp.	170,171	26,542

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
MGIC Investment Corp.	1,058,187	26,497
First American Financial Corp.	410,798	26,353
Popular Inc.	293,350	26,176
Invesco Ltd.	1,502,808	26,059
Essent Group Ltd.	425,680	25,545
Axis Capital Holdings Ltd.	319,352	24,992
Cadence Bank	743,589	24,858
Old National Bancorp	1,286,134	24,771
Columbia Banking System Inc.	857,989	24,461
Lincoln National Corp.	702,043	24,396
Franklin Resources Inc.	1,171,662	24,335
Glacier Bancorp Inc.	465,892	24,296
Lazard Inc.	450,381	23,866
TPG Inc. Class A	345,755	23,401
OneMain Holdings Inc.	464,359	23,065
Janus Henderson Group plc	531,312	21,948
Hanover Insurance Group Inc.	146,400	21,716
Radian Group Inc.	618,507	21,592
FNB Corp.	1,462,869	21,212
Home BancShares Inc.	768,439	20,971
United Bankshares Inc.	542,062	20,425
UMB Financial Corp.	184,004	20,191
Piper Sandler Cos.	70,835	20,092
SLM Corp.	887,495	19,552
Moelis & Co. Class A	288,902	19,183
Bank OZK	438,367	19,179
First Financial Bankshares Inc.	530,625	19,177
Hancock Whitney Corp.	354,602	18,468
Assured Guaranty Ltd.	213,450	17,815
ServisFirst Bancshares Inc.	206,855	17,198
Valley National Bancorp	1,763,944	16,705
FirstCash Holdings Inc.	157,078	16,253
Kemper Corp.	248,521	15,475
CNO Financial Group Inc.	429,187	14,764
Associated Banc-Corp	614,516	14,589
Walker & Dunlop Inc.	132,612	14,504
United Community Banks Inc.	491,634	13,992
Atlantic Union Bankshares Corp.	364,053	13,761
International Bancshares Corp.	220,418	13,503
Fulton Financial Corp.	740,356	13,408
Community Financial System Inc.	216,042	13,209
Cathay General Bancorp	283,248	13,024
First Hawaiian Inc.	522,609	12,929
Eastern Bankshares Inc.	789,067	12,885
First Bancorp	660,102	12,727
Simmons First National Corp. Class A	503,750	11,687
Bank of Hawaii Corp.	159,149	11,495
Artisan Partners Asset Management Inc. Class A	257,946	11,375
Cohen & Steers Inc.	112,689	11,130
Independent Bank Corp.	172,445	10,847
BankUnited Inc.	303,152	10,713
CVB Financial Corp.	540,085	10,494
Flagstar Financial Inc.	1,035,787	10,482
Virtu Financial Inc. Class A	338,030	10,465
Heartland Financial USA Inc.	172,578	10,268
Park National Corp.	58,594	10,124
Bread Financial Holdings Inc.	202,843	10,112
BOK Financial Corp.	93,539	9,937
Pacific Premier Bancorp Inc.	389,207	9,929
First Interstate BancSystem Inc. Class A	322,261	9,926
First Financial Bancorp	382,504	9,784
Provident Financial Services Inc.	511,339	9,552
WaFd Inc.	275,584	9,364
Towne Bank	285,052	9,270
Seacoast Banking Corp. of Florida	342,078	9,133
BancFirst Corp.	82,147	8,930
Banner Corp.	138,972	8,900
First Merchants Corp.	239,841	8,886
Renasant Corp.	254,942	8,696
Independent Bank Group Inc.	147,455	8,605

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Trustmark Corp.	247,092	8,579
NBT Bancorp Inc.	188,282	8,375
WesBanco Inc.	234,080	7,362
Mercury General Corp.	108,805	7,358
City Holding Co.	59,555	6,944
Bank of NT Butterfield & Son Ltd.	188,308	6,886
Northwest Bancshares Inc.	517,532	6,878
First Commonwealth Financial Corp.	411,276	6,761
Stock Yards Bancorp Inc.	104,106	6,713
Horace Mann Educators Corp.	166,689	6,207
Sandy Spring Bancorp Inc.	178,023	5,989
Virtus Investment Partners Inc.	27,669	5,987
S&T Bancorp Inc.	154,881	5,882
WisdomTree Inc.	568,193	5,881
Hilltop Holdings Inc.	189,630	5,808
Hope Bancorp Inc.	468,563	5,805
Westamerica Bancorp	105,269	5,423
Employers Holdings Inc.	104,161	5,075
Berkshire Hills Bancorp Inc.	176,600	4,809
Safety Insurance Group Inc.	59,228	4,635
Navient Corp.	322,995	4,596
1st Source Corp.	76,319	4,520
CNA Financial Corp.	89,906	4,307
F&G Annuities & Life Inc.	75,573	3,030
TFS Financial Corp.	204,837	2,632
Republic Bancorp Inc. Class A	34,121	2,303
		15,796,687
Health Care (11.7%)
Johnson & Johnson	9,933,475	1,587,965
AbbVie Inc.	7,295,382	1,487,310
Merck & Co. Inc.	10,441,506	1,068,375
Abbott Laboratories	7,124,324	807,685
Amgen Inc.	2,208,190	706,974
Pfizer Inc.	23,345,813	660,687
Medtronic plc	5,272,905	470,607
Bristol-Myers Squibb Co.	8,351,825	465,781
Gilead Sciences Inc.	5,138,762	456,425
Cigna Group	1,147,687	361,303
Cardinal Health Inc.	1,002,575	108,799
Baxter International Inc.	2,098,578	74,919
Quest Diagnostics Inc.	456,665	70,705
Viatris Inc.	4,883,746	56,651
Royalty Pharma plc Class A	1,609,921	43,468
Organon & Co.	1,063,877	19,980
Perrigo Co. plc	556,156	14,254
Select Medical Holdings Corp.	442,370	14,191
Premier Inc. Class A	432,194	8,709
Patterson Cos. Inc.	324,112	6,810
		8,491,598
Industrials (12.6%)
Caterpillar Inc.	2,013,349	757,422
RTX Corp.	5,475,285	662,455
Union Pacific Corp.	2,512,055	582,973
Honeywell International Inc.	2,683,222	551,885
Eaton Corp. plc	1,643,788	545,047
Automatic Data Processing Inc.	1,692,638	489,579
Lockheed Martin Corp.	879,036	479,998
United Parcel Service Inc. Class B	3,001,980	402,445
General Dynamics Corp.	1,124,114	327,803
Illinois Tool Works Inc.	1,218,929	318,299
3M Co.	2,274,967	292,265
FedEx Corp.	932,081	255,250
Emerson Electric Co.	2,352,400	254,694
Norfolk Southern Corp.	930,277	232,969
PACCAR Inc.	2,117,124	220,774
Fidelity National Information Services Inc.	2,313,757	207,613
Johnson Controls International plc	2,746,605	207,506
L3Harris Technologies Inc.	779,388	192,875
Cummins Inc.	562,254	184,970

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Paychex Inc.	1,323,677	184,428
Dow Inc.	2,896,582	143,033
DuPont de Nemours Inc.	1,721,131	142,837
Rockwell Automation Inc.	471,695	125,806
PPG Industries Inc.	961,681	119,739
Hubbell Inc. Class B	220,313	94,080
Synchrony Financial	1,624,670	89,584
Packaging Corp. of America	364,728	83,501
Snap-on Inc.	212,974	70,309
Watsco Inc.	142,150	67,238
RPM International Inc.	522,914	66,468
Stanley Black & Decker Inc.	632,186	58,755
FTAI Aviation Ltd.	414,636	55,744
nVent Electric plc	679,488	50,669
CH Robinson Worldwide Inc.	477,781	49,231
CNH Industrial NV	3,590,907	40,326
Berry Global Group Inc.	471,008	33,182
Huntington Ingalls Industries Inc.	162,399	30,037
Flowserve Corp.	542,689	28,567
Robert Half Inc.	415,973	28,332
Oshkosh Corp.	268,102	27,411
Ryder System Inc.	174,961	25,593
AGCO Corp.	256,133	25,572
MDU Resources Group Inc.	834,596	24,078
Brunswick Corp.	277,614	22,137
Sealed Air Corp.	597,966	21,634
Sonoco Products Co.	402,347	21,131
GATX Corp.	146,520	20,185
Air Lease Corp. Class A	431,007	19,115
Western Union Co.	1,390,627	14,963
MSC Industrial Direct Co. Inc. Class A	189,156	14,957
Korn Ferry	211,681	14,955
ABM Industries Inc.	257,559	13,666
Otter Tail Corp.	168,488	13,230
ManpowerGroup Inc.	194,968	12,254
Insperity Inc.	147,872	11,648
Trinity Industries Inc.	332,923	11,413
McGrath RentCorp	100,141	11,386
Scorpio Tankers Inc.	191,450	11,156
Crane NXT Co.	203,193	11,027
ADT Inc.	1,310,263	9,434
Barnes Group Inc.	189,898	8,880
Kennametal Inc.	323,533	8,192
Hillenbrand Inc.	286,653	7,897
Star Bulk Carriers Corp.	401,798	7,678
Greenbrier Cos. Inc.	124,838	7,399
Tennant Co.	78,447	6,869
H&E Equipment Services Inc.	130,541	6,821
Apogee Enterprises Inc.	90,069	6,741
Greif Inc. Class A	104,109	6,501
SFL Corp. Ltd. Class B	499,305	5,298
Deluxe Corp.	179,179	3,361
Ardagh Metal Packaging SA	586,317	2,158
		9,163,428
Real Estate (0.0%)
Newmark Group Inc. Class A	550,476	8,251
Kennedy-Wilson Holdings Inc.	460,134	4,919
		13,170
Technology (9.8%)
Broadcom Inc.	18,724,096	3,178,789
Texas Instruments Inc.	3,747,960	761,436
QUALCOMM Inc.	4,598,330	748,470
International Business Machines Corp.	3,457,665	714,769
Analog Devices Inc.	2,040,250	455,200
NXP Semiconductors NV	1,053,150	246,964
Microchip Technology Inc.	2,182,564	160,135
Corning Inc.	3,154,330	150,115
HP Inc.	4,025,710	142,993
Hewlett Packard Enterprise Co.	5,340,784	104,092

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
NetApp Inc.	847,994	97,782
Seagate Technology Holdings plc	798,599	80,155
Gen Digital Inc.	2,237,655	65,138
Skyworks Solutions Inc.	660,935	57,885
Amdocs Ltd.	471,422	41,365
Avnet Inc.	369,572	20,035
Dun & Bradstreet Holdings Inc.	1,247,408	14,832
Clear Secure Inc. Class A	359,310	13,215
Vishay Intertechnology Inc.	516,637	8,762
Benchmark Electronics Inc.	144,649	6,263
CSG Systems International Inc.	120,106	5,598
Xerox Holdings Corp.	474,707	3,878
Shutterstock Inc.	101,633	3,261
		7,081,132
Telecommunications (4.3%)
Cisco Systems Inc.	16,697,240	914,508
Verizon Communications Inc.	17,353,680	731,111
Comcast Corp. Class A	15,779,625	689,096
AT&T Inc.	29,563,372	666,359
Juniper Networks Inc.	1,340,286	52,137
Cogent Communications Holdings Inc.	179,509	14,409
Iridium Communications Inc.	479,860	14,074
Telephone & Data Systems Inc.	401,524	11,946
Cable One Inc.	23,177	7,916
Ubiquiti Inc.	17,032	4,525
		3,106,081
Utilities (7.2%)
NextEra Energy Inc.	8,467,027	671,012
Southern Co.	4,509,651	410,513
Duke Energy Corp.	3,177,498	366,270
Waste Management Inc.	1,651,120	356,394
Sempra	2,608,248	217,450
American Electric Power Co. Inc.	2,171,226	214,409
Dominion Energy Inc.	3,449,616	205,356
Public Service Enterprise Group Inc.	2,052,415	183,506
Vistra Corp.	1,417,839	177,173
Exelon Corp.	4,118,964	161,875
Xcel Energy Inc.	2,289,462	152,959
Consolidated Edison Inc.	1,425,519	144,947
Entergy Corp.	877,392	135,803
Edison International	1,565,763	129,019
WEC Energy Group Inc.	1,301,410	124,324
American Water Works Co. Inc.	802,622	110,850
DTE Energy Co.	850,518	105,651
FirstEnergy Corp.	2,369,798	99,129
PPL Corp.	3,039,477	98,965
Ameren Corp.	1,094,888	95,376
Eversource Energy	1,445,369	95,178
Atmos Energy Corp.	618,795	85,876
CMS Energy Corp.	1,226,021	85,343
NRG Energy Inc.	854,173	77,217
CenterPoint Energy Inc.	2,607,004	76,985
NiSource Inc.	1,844,685	64,859
Alliant Energy Corp.	1,054,225	63,253
Evergy Inc.	917,748	55,469
AES Corp.	2,918,182	48,121
Pinnacle West Capital Corp.	467,757	41,074
Essential Utilities Inc.	1,035,722	39,979
OGE Energy Corp.	821,417	32,848
National Fuel Gas Co.	374,204	22,651
IDACORP Inc.	207,829	21,506
UGI Corp.	862,823	20,630
Portland General Electric Co.	414,739	19,659
New Jersey Resources Corp.	402,609	18,476
Southwest Gas Holdings Inc.	248,545	18,206
Black Hills Corp.	279,231	16,528
ONE Gas Inc.	230,593	16,434
TXNM Energy Inc.	368,222	16,032
ALLETE Inc.	236,970	15,145

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Spire Inc.	233,284	14,897
MGE Energy Inc.	148,210	13,411
Northwestern Energy Group Inc.	250,192	13,375
American States Water Co.	151,258	12,473
California Water Service Group	235,578	12,241
Avista Corp.	318,496	11,937
Chesapeake Utilities Corp.	89,850	10,763
Avangrid Inc.	291,892	10,423
Clearway Energy Inc. Class C	341,072	9,680
SJW Group	137,901	7,676
Northwest Natural Holding Co.	158,573	6,167
Atlantica Sustainable Infrastructure plc	277,112	6,113
Clearway Energy Inc. Class A	137,070	3,652
		5,245,258
Total Common Stocks (Cost $53,462,731)		72,414,044
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 4.834% (Cost $155,035)	1,550,523	155,037
Total Investments (99.9%) (Cost $53,617,766)		72,569,081
Other Assets and Liabilities—Net (0.1%)		90,279
Net Assets (100%)		72,659,360
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,329,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,578,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	267	76,609	(1,556)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Celanese Corp.	1/31/25	CITNA	12,236	(4.839)	—	(885)
Chevron Corp.	1/31/25	CITNA	30,927	(4.839)	201	—
Clorox Co.	8/29/25	BANA	16,780	(4.839)	—	(391)
International Business Machines Corp.	1/31/25	CITNA	70,746	(4.839)	—	(4,881)
Paramount Global Class B	8/29/25	BANA	6,330	(4.839)	195	—
US Bancorp	1/31/25	CITNA	37,270	(4.839)	2,360	—
					2,756	(6,157)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $53,462,731)	72,414,044
Affiliated Issuers (Cost $155,035)	155,037
Total Investments in Securities	72,569,081
Investment in Vanguard	1,978
Cash Collateral Pledged—Futures Contracts	3,903
Cash Collateral Pledged—Over-the-Counter Swap Contracts	4,170
Receivables for Investment Securities Sold	233
Receivables for Accrued Income	92,821
Receivables for Capital Shares Issued	7,920
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,756
Total Assets	72,682,862
Liabilities
Due to Custodian	254
Payables for Investment Securities Purchased	2,031
Collateral for Securities on Loan	4,578
Payables for Capital Shares Redeemed	6,908
Payables to Vanguard	2,059
Variation Margin Payable—Futures Contracts	1,515
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,157
Total Liabilities	23,502
Net Assets	72,659,360
1 Includes $4,329,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	58,312,701
Total Distributable Earnings (Loss)	14,346,659
Net Assets	72,659,360

ETF Shares—Net Assets
Applicable to 461,106,001 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	58,925,083
Net Asset Value Per Share—ETF Shares	$127.79

Admiral™ Shares—Net Assets
Applicable to 356,415,809 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,734,277
Net Asset Value Per Share—Admiral Shares	$38.53
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	1,997,807
Interest[2]	6,710
Securities Lending—Net	3,454
Total Income	2,007,971
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,280
Management and Administrative—ETF Shares	26,958
Management and Administrative—Admiral Shares	9,178
Marketing and Distribution—ETF Shares	2,230
Marketing and Distribution—Admiral Shares	528
Custodian Fees	393
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—ETF Shares	1,553
Shareholders’ Reports and Proxy Fees—Admiral Shares	169
Trustees’ Fees and Expenses	42
Other Expenses	17
Total Expenses	42,380
Net Investment Income	1,965,591
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	919,906
Futures Contracts	19,956
Swap Contracts	27,090
Foreign Currencies	27
Realized Net Gain (Loss)	966,979
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	14,498,997
Futures Contracts	(1,133)
Swap Contracts	3,171
Change in Unrealized Appreciation (Depreciation)	14,501,035
Net Increase (Decrease) in Net Assets Resulting from Operations	17,433,605
1	Dividends are net of foreign withholding taxes of $650,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,509,000, ($19,000), $1,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,216,117,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,965,591	1,971,941
Realized Net Gain (Loss)	966,979	2,411,481
Change in Unrealized Appreciation (Depreciation)	14,501,035	(5,878,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,433,605	(1,495,376)
Distributions
ETF Shares	(1,670,561)	(1,545,745)
Admiral Shares	(389,289)	(378,325)
Total Distributions	(2,059,850)	(1,924,070)
Capital Share Transactions
ETF Shares	522,425	62,206
Admiral Shares	(336,710)	(430,784)
Net Increase (Decrease) from Capital Share Transactions	185,715	(368,578)
Total Increase (Decrease)	15,559,470	(3,788,024)
Net Assets
Beginning of Period	57,099,890	60,887,914
End of Period	72,659,360	57,099,890
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$100.48	$106.42	$108.42	$79.49	$89.60
Investment Operations
Net Investment Income[1]	3.491	3.435	3.232	3.010	2.950
Net Realized and Unrealized Gain (Loss) on Investments	27.449	(6.022)	(2.016)	28.887	(10.184)
Total from Investment Operations	30.940	(2.587)	1.216	31.897	(7.234)
Distributions
Dividends from Net Investment Income	(3.630)	(3.353)	(3.216)	(2.967)	(2.876)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.630)	(3.353)	(3.216)	(2.967)	(2.876)
Net Asset Value, End of Period	$127.79	$100.48	$106.42	$108.42	$79.49
Total Return	31.15%	-2.54%	1.18%	40.55%	-8.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58,925	$45,997	$48,689	$39,766	$26,279
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.96%	3.22%	3.01%	2.99%	3.53%
Portfolio Turnover Rate[3]	13%	6%	9%	8%	11%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.30	$32.09	$32.69	$23.97	$27.02
Investment Operations
Net Investment Income[1]	1.045	1.030	.970	.902	.887
Net Realized and Unrealized Gain (Loss) on Investments	8.272	(1.815)	(.607)	8.707	(3.075)
Total from Investment Operations	9.317	(.785)	.363	9.609	(2.188)
Distributions
Dividends from Net Investment Income	(1.087)	(1.005)	(.963)	(.889)	(.862)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.087)	(1.005)	(.963)	(.889)	(.862)
Net Asset Value, End of Period	$38.53	$30.30	$32.09	$32.69	$23.97
Total Return[2]	31.11%	-2.56%	1.19%	40.50%	-8.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,734	$11,103	$12,199	$11,418	$7,665
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]	0.08%[3]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.94%	3.20%	2.99%	2.97%	3.52%
Portfolio Turnover Rate[4]	13%	6%	9%	8%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

High Dividend Yield Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,978,000, representing less than 0.01% of the fund’s net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

High Dividend Yield Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	72,414,044	—	—	72,414,044
Temporary Cash Investments	155,037	—	—	155,037
Total	72,569,081	—	—	72,569,081

Derivative Financial Instruments
Assets
Swap Contracts	—	2,756	—	2,756
Liabilities
Futures Contracts[1]	(1,556)	—	—	(1,556)
Swap Contracts	—	(6,157)	—	(6,157)
Total	(1,556)	(6,157)	—	(7,713)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,215,981
Total Distributable Earnings (Loss)	(2,215,981)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	159,151
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	18,878,765
Capital Loss Carryforwards	(4,691,257)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	14,346,659

High Dividend Yield Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	2,059,850	1,924,070
Long-Term Capital Gains	—	—
Total	2,059,850	1,924,070
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	53,690,316
Gross Unrealized Appreciation	21,019,552
Gross Unrealized Depreciation	(2,140,787)
Net Unrealized Appreciation (Depreciation)	18,878,765
E.  During the year ended October 31, 2024, the fund purchased $8,595,384,000 of investment securities and sold $8,998,700,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,181,511,000 and $4,739,681,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $851,684,000 and sales were $1,262,406,000, resulting in net realized loss of $137,463,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,332,948	44,898	7,563,122	71,656
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,810,523)	(41,575)	(7,500,916)	(71,375)
Net Increase (Decrease)—ETF Shares	522,425	3,323	62,206	281
Admiral Shares
Issued	1,195,383	33,576	1,338,825	41,393
Issued in Lieu of Cash Distributions	306,474	8,653	294,347	9,262
Redeemed	(1,838,567)	(52,285)	(2,063,956)	(64,326)
Net Increase (Decrease)—Admiral Shares	(336,710)	(10,056)	(430,784)	(13,671)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard High Dividend Yield Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard High Dividend Yield Index Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 96.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $2,003,965,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $2,594,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Q6230 122024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – International Explorer Fund

The board of trustees of Vanguard International Explorer Fund renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Limited (Baillie Gifford); Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory arrangement with Schroder Investment Management North America Limited (Schroder Ltd.); and Wellington Management Company LLP (Wellington Management). The board determined that renewing each of the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight & Manager Search Team, which is responsible for fund and advisor oversight and product management. The Oversight & Manager Search Team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight & Management Search Team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight & Manager Search Team’s ongoing assessment of the advisors.

Prior to the meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services provided by Baillie Gifford, Schroder Inc., Schroder Ltd., and Wellington Management over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford invests with a long-term perspective and has a strong preference for high-quality growth companies with sustainable competitive advantages. The investment process is driven by rigorous, fundamental, bottom-up analysis undertaken by the dedicated International Smaller Companies team. The investment team seeks significant upside in each stock it invests in and considers sustainable earnings growth and free cash flow growth to be the most important determinants of a company’s prospects. Baillie Gifford has managed a portion of the fund since 2020.

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), founded in 1804, specializes in global equity and fixed income management. Schroder employs a bottom-up, fundamental research-driven process to select stocks, with a focus on identifying companies with sustainable competitive advantages, attractive earnings growth, and compelling valuations. Stock selection responsibilities are divided among five regional leaders who make up Schroder’s International Small-Cap Team, which is led by the portfolio manager. The regional team leverages Schroder’s extensive network of local analysts across the globe, as it believes that country factors are more important for smaller companies relative to larger companies. Schroder Inc. has advised the fund since its inception in 1996, and its affiliate Schroder Ltd. has managed a portion of the fund since 2003.

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management’s international small-cap research equity team employs a bottom-up approach that seeks to add value through in-depth fundamental research and understanding of its industries. It believes that the experience of covering the same companies over a period of many years provides its Global Industry Analysts with in-depth knowledge of their coverage, which in turn leads to better and more timely decisions and increases their potential to produce superior results. Wellington Management has managed a portion of the fund since 2010.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation and approval of the advisory arrangements.

Investment performance

The board considered the short-term, long-term, and since-inception performance, as applicable, of Baillie Gifford’s, Schroder’s, and Wellington Management’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Baillie Gifford’s, Schroder’s, and Wellington Management’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of Baillie Gifford, Schroder, or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford, Schroder, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD WHITEHALL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

* By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.